FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2025 and 2024, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

										Group
				2025					2024
		Fair value			Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	203,426	203,426	202,609	—	—	198,376	198,376	199,408
Loans and advances to banks	—	1,048	—	1,048	1,048	—	1,032	—	1,032	1,032
Reverse repurchase agreements - non-trading	—	17,696	—	17,696	17,678	—	10,342	—	10,342	10,338
Other financial assets at amortised cost	3,747	—	—	3,747	3,987	3,190	—	—	3,190	3,408
	3,747	18,744	203,426	225,917	225,322	3,190	11,374	198,376	212,940	214,186
Liabilities
Deposits by customers	—	117	187,849	187,966	187,300	—	185	180,282	180,467	180,967
Deposits by banks	—	6,630	—	6,630	6,628	—	13,934	39	13,973	13,993
Repurchase agreements - non-trading	—	9,039	—	9,039	9,029	—	8,622	—	8,622	8,617
Debt securities in issue	25,874	14,618	1,421	41,913	41,388	21,173	12,910	1,771	35,854	35,673
Subordinated liabilities	1,065	1,161	187	2,413	2,032	1,129	10	1,622	2,761	2,385
	26,939	31,565	189,457	247,961	246,377	22,302	35,661	183,714	241,677	241,635

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2025 and 31 December 2024, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2025				2024
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	671	—	671	—	978	—	978	A
	Interest rate contracts	—	1,078	—	1,078	—	1,675	—	1,675	A & C
	Inflation rate contracts	—	85	—	85	—	70	—	70	A
	Equity and credit contracts	—	64	30	94	—	89	35	124	B & D
	Netting	—	(1,058)	—	(1,058)	—	(1,643)	—	(1,643)
		—	840	30	870	—	1,169	35	1,204
Other financial assets at FVTPL	Loans and advances to customers	—	—	40	40	—	—	44	44	A
	Debt securities and other debt instruments	—	—	24	24	—	56	36	92	A, B & D
		—	—	64	64	—	56	80	136
Financial assets at FVOCI	Debt securities	5,017	199	—	5,216	8,805	201	34	9,040	D
		5,017	199	—	5,216	8,805	201	34	9,040
Total assets at fair value		5,017	1,039	94	6,150	8,805	1,426	149	10,380

Liabilities
Derivative financial instruments	Exchange rate contracts	—	512	—	512	—	430	—	430	A
	Interest rate contracts	—	1,182	—	1,182	—	1,894	—	1,894	A & C
	Inflation rate contracts	—	30	—	30	—	—	—	—	A
	Equity and credit contracts	—	8	13	21	—	7	14	21	B & D
	Netting	—	(1,058)	—	(1,058)	—	(1,643)	—	(1,643)
		—	674	13	687	—	688	14	702
Other financial liabilities at FVTPL	Debt securities in issue	—	331	—	331	—	355	—	355	A
	Structured deposits	—	824	—	824	—	605	—	605	A
	Zero Amortising Guaranteed Notes	—	95	—	95	—	95	—	95	D
		—	1,250	—	1,250	—	1,055	—	1,055
Total liabilities at fair value		—	1,924	13	1,937	—	1,743	14	1,757

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

Group
	2025	2024
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	9	6
- Uncertainty	4	4
- Credit risk adjustment	1	1
- Funding fair value adjustment	1	—
	15	11

Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data	The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

					Group
			Balance sheet value		Fair value movements recognised in profit/(loss)

			2025	2024	2025	2024	2023
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	30	35	1	6	12
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	20	22	(1)	(1)	(2)
3. FVTPL assets	Loans and advances to customers	Other loans	20	22	2	—	4
4. FVTPL assets	Debt securities	Reversionary property securities	24	36	—	2	(3)
5. FVOCI assets	Debt Instruments	Other securities	—	34	—	—	—
			94	149	2	7	11
Other Level 3 assets			—	—	—	—	(1)
Other Level 3 liabilities			(13)	(14)	1	(5)	(2)
Total net assets			81	135
Total income/(expense)					3	2	8

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in 2025 and 2024:

					Group
	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2025	35	80	34	149	(14)	(14)
Total gains/(losses) recognised:
Fair value movements[1]	1	1	—	2	1	1
Transfers out	—	—	(32)	(32)	—	—
Settlements	(6)	(17)	(2)	(25)	—	—
At 31 December 2025	30	64	—	94	(13)	(13)

Gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year[1]	1	1	—	2	1	1

At 1 January 2024	36	95	—	131	(10)	(10)
Total gains/(losses) recognised:
Fair value movements[1]	6	1	—	7	(5)	(5)
Purchases	—	—	34	34	—	—
Settlements	(7)	(16)	—	(23)	1	1
At 31 December 2024	35	80	34	149	(14)	(14)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year[1]	6	1	—	7	(5)	(5)
1Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities

						Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total
2025	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	77	104	452	134	767
Other financial liabilities at fair value through profit or loss	—	172	114	707	438	1,431
Deposits by customers	177,747	4,072	2,818	2,612	238	187,487
Deposits by banks	696	726	969	3,299	1,668	7,358
Repurchase agreements – non trading	—	6,584	2,524	—	—	9,108
Debt securities in issue	—	6,677	3,166	27,747	11,462	49,052
Subordinated liabilities	—	33	98	621	2,623	3,375
Lease liabilities	—	—	21	46	14	81
Total financial liabilities	178,443	18,341	9,814	35,484	16,577	258,659
Off-balance sheet commitments given	3,757	22,766	1,330	7,602	3,366	38,821

2024
Financial liabilities
Derivative financial instruments	—	165	136	317	173	791
Other financial liabilities at fair value through profit or loss	10	3	135	556	524	1,228
Deposits by customers	169,285	3,487	4,004	4,451	355	181,582
Deposits by banks	1,352	1,561	7,618	4,459	—	14,990
Repurchase agreements – non trading	—	7,894	762	—	—	8,656
Debt securities in issue	—	5,907	1,959	26,332	7,761	41,959
Subordinated liabilities	—	27	628	332	1,895	2,882
Lease liabilities	—	—	28	58	17	103
Total financial liabilities	170,647	19,044	15,270	36,505	10,725	252,191
Off-balance sheet commitments given	4,007	19,088	916	8,391	3,247	35,649